Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	$ 43,380	$ (5,443)	$ (30,080)
Profit/(loss) attributable to non-controlling interest	(6,932)	3,356	19,162
Income tax expense/(income)	(790)	9,689	(36,220)
Financial expense, net	(317,974)	(310,934)	(340,892)
Depreciation, amortization, and impairment charges	(418,271)	(473,638)	(439,441)
Total segment Adjusted EBITDA	794,922	797,100	824,388
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(loss) attributable to the Company	43,380	(5,443)	(30,080)
Profit/(loss) attributable to non-controlling interest	(6,932)	3,356	19,162
Income tax expense/(income)	790	(9,689)	36,220
Financial expense, net	317,974	310,934	340,892
Depreciation, amortization, and impairment charges	418,271	473,638	439,441
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	21,439	24,304	18,753
Total segment Adjusted EBITDA	$ 794,922	$ 797,100	$ 824,388